Intangible assets, net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
9.	Intangible assets, net
Intangible assets consisted of the following:

	As of December 31,
	2022	2023
	(in thousands)
Amortized intangible assets with finite lives:
Cost: Trademarks (Note a)	—	3,425
Less: Accumulated depreciation and amortization	—	—

Intangible assets, net	—	3,425

Note a: On December 8, 2023, the Group entered into an asset acquisition agreement with
GOLDSHELL PTE. LTD., a Singapore-based company, to acquire specific assets utilized in the operation of its Goldshell WEB3 infrastructure brand (referred to as the “Transaction” hereafter). The consideration for this transaction amounted to USD550,000, fully settled in cash by December 31, 2023. The Transaction was accounted as an asset acquisition, through which the Group acquired three identifiable assets: trademarks, customer relationships, and software. The trademarks are applied and registered in the EU, United States, UK, Hong Kong SAR, and Singapore, with remaining legal lifespans averaging between 7 to 10 years. The total purchase price, encompassing the transaction consideration of USD550,000 and direct transaction costs of USD14,000, amounted to USD564,000 (equivalent to RMB3,994,000), with allocations to trademarks, customer relationships, and software at USD483,000 (equivalent to RMB3,425,000), USD68,000 (equivalent to RMB480,000), and USD13,000 (equivalent to RMB89,000) respectively. As of December 31, 2023, all trademarks have been officially transferred to the Group and were recorded under “intangible assets”, while the transfer process for customer relationships and software was ongoing, with their allocated purchase prices recorded in “prepayments on long-term assets”. On February 28, 2024, the Transaction was completed, as details provided in Note 21.
No impairment charge was recorded for the years ended December 31, 2021, 2022 and 2023, respectively.
As of December 31, 2023, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

Amounts
(in thousands)
Year Ending December 31,
2024	381
2025	381
2026	381
2027	381
2028 and after	1,901

3,425